MATERIAL ACCOUNTING POLICY INFORMATION	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
MATERIAL ACCOUNTING POLICY INFORMATION	MATERIAL ACCOUNTING POLICY INFORMATION
(a)Statement of compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
These consolidated financial statements were authorized for issuance by the Board of Directors on March 1, 2024.
(b)Basis of presentation
The consolidated financial statements are prepared on a going concern basis. Certain comparative figures have been reclassified to conform to the current year’s presentation.
In advance of the special distribution, interests in the businesses were transferred to the company on November 29, 2021 (the “BBUC reorganization”). For the periods prior to the BBUC reorganization, the financial statements represent a combined carve-out of the assets, liabilities, revenues, expenses, and cash flows of the businesses that were contributed to the company. During this period, all of the assets and liabilities presented were controlled by Brookfield Business Partners. Upon the BBUC reorganization, the assets and liabilities were transferred to the company at their carrying values. All intercompany balances, transactions, revenues and expenses within the company have been eliminated. Additionally, certain corporate costs have been allocated on the basis of direct usage where identifiable, with the remainder allocated based on management’s best estimate of costs attributable to the company. These allocated general corporate costs were recognized in general and administrative expenses on the consolidated statements of operating results. Management believes the assumptions underlying the historical financial information, including the assumptions regarding allocated expenses, reasonably reflect the utilization of services provided to or the benefit received by the company during the periods presented. However, due to the inherent limitations of carving out the assets, liabilities, operations and cash flows from larger entities, the historical financial information may not necessarily reflect the company’s financial position, operations and cash flows for future periods, nor do they reflect the financial position, results of operations and cash flows that would have been realized had the company been a stand-alone entity during the periods presented.
Subsequent to the BBUC reorganization, the general corporate expenses of the parent company were no longer allocated to the company.
Consolidation
These consolidated financial statements include the accounts of the company and its subsidiaries, which are the entities over which the company has control. An investor controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Non-controlling interests in the equity of the company’s subsidiaries are shown separately in equity in the consolidated statements of financial position.
The company has entered into voting arrangements with Brookfield and its institutional partners, whereby the company gained control of certain investees. These voting arrangements provide the company the authority to direct the relevant activities of the investees, among other things, and therefore provide the company with control. Accordingly, the company consolidated the accounts of these investees.
Earnings per Share
The company’s basic and diluted earnings per share have not been presented in the consolidated financial statements. As outlined in Note 6, exchangeable shares and class B shares are classified as financial liabilities, while class C shares are classified as financial liabilities but presented as equity instruments given the narrow scope presentation exceptions existing in IAS 32. As each share classification represents a financial liability, they do not constitute ordinary shares.
Segment Reporting
The company was established by the partnership to expand its investor base, provide the group with access to larger capital pools and allow an investor that would not otherwise invest in a Bermuda limited partnership to access the returns of the partnership through a corporate structure.
The reporting infrastructure of the company provides the Chief Operating Decision Maker (“CODM”) with the necessary information to allow resource allocation decisions and segment performance assessments to be conducted at an entity-level only. The underlying business objective of the company is to provide investors with an investment vehicle that provides equivalent returns to that of the partnership through a Canadian corporation. Consequently, the CODM’s review of company financial information is conducted solely to ensure that the nature of the business and the financial performance of the investments continue to make the company a viable investment vehicle in alignment with that objective.
The following table summarizes the company’s total non-current assets by geography as at December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
United States	$9,021	$13,321
Australia	4,126	4,824
Brazil	3,689	3,246
Europe	—	498
United Kingdom	244	450
Other	1,351	157
Total non-current assets	$18,431	$22,496
Further summary on the company’s total revenues by geography for the years ended December 31, 2023, 2022, and 2021 is available in Note 25 (b).
Continuity of Interests
As described above, the company was established on June 21, 2021 by the partnership. As part of the BBUC reorganization, the partnership contributed the businesses and a related receivable to the company in exchange for $1.9 billion of non-interest bearing demand promissory notes of the company and approximately 7 million common shares of the company. The partnership directly and indirectly controlled the company prior to the BBUC reorganization and continues to control the company subsequent to the BBUC reorganization through its interests in the company. As a result of this continuing common control, there is insufficient substance to justify a change in the measurement of the company. In accordance with the company’s and the partnership’s accounting policy for business combinations under common control, the company has reflected the businesses in the consolidated statements of financial position and financial performance using the partnership’s carrying values prior to the BBUC reorganization.
To reflect this continuity of interests, these consolidated financial statements provide comparative information of the company for the periods prior to the BBUC reorganization, as previously reported by the partnership. The economic and accounting impact of contractual relationships created or modified in conjunction with the contribution of the businesses to the company have been reflected prospectively from the date of the BBUC reorganization and have not been reflected in the results of operations or financial position of the company prior to the BBUC reorganization, as such items were in fact not created or modified prior thereto. Accordingly, the financial information for the periods prior to the BBUC reorganization is presented based on the historical financial information for the company as previously reported by the partnership. For the period after the BBUC reorganization, the results are based on the actual results of the company, including the impact of contractual relationships created or modified in association with the BBUC reorganization. As Brookfield Business Partners holds all of the class C shares of the company, which is the only class of shares of the company presented as equity, net income and equity attributable to common equity have been allocated to Brookfield Business Partners prior to and after the BBUC reorganization.
(c)Interests in other entities
(i)Subsidiaries
These consolidated financial statements include the accounts of the company and subsidiaries over which the company has control. Subsidiaries are consolidated from the date of acquisition, being the date on which the company obtained control, and continue to be consolidated until the date when control is lost. The company controls an investee when it is exposed or has rights to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.
Non-controlling interests may be initially measured either at fair value or at the non-controlling interests’ proportionate share of the fair value of the acquiree’s identifiable net assets. The choice of measurement basis is made on an acquisition by acquisition basis. Subsequent to acquisition, the carrying amount of non-controlling interests is the amount of those interests at initial recognition plus the non-controlling interests’ share of subsequent changes in capital in addition to changes in ownership interests. Total comprehensive income (loss) is attributed to non-controlling interests, even if this results in the non-controlling interests having a deficit balance.
All intercompany balances, transactions, revenues and expenses are eliminated in full.
The following provides information about the wholly-owned subsidiaries of the company as at December 31, 2023 and 2022:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2023	2022	2023	2022
Construction operation	Multiplex Global Limited	United Kingdom	100%	100%	100%	100%
The following table presents details of material non-wholly owned subsidiaries of the company as at December 31, 2023 and 2022:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2023	2022	2023	2022
Healthcare services	Healthscope Pty Ltd	Australia	100%	100%	28%	28%
Dealer software and technology services operation	CDK Global II LLC	United States	100%	100%	26%	29%
Water and wastewater operation	BRK Ambiental Participações S.A.	Brazil	70%	70%	26%	26%
(ii)Associates and joint ventures
Associates are entities over which the company exercises significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but without control or joint control over those policies. Joint ventures are joint arrangements whereby the parties that have joint control of the arrangement have the rights to the net assets of the joint arrangement. Joint control is the contractually agreed sharing of control over an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control. The company accounts for associates and joint ventures in the consolidated financial statements using the equity method.
Interests in associates and joint ventures accounted for using the equity method are initially recognized at cost. At the time of initial recognition, if the cost of the associate or joint venture is lower than the proportionate share of the fair value of the investee’s identifiable assets and liabilities, the company records a gain on the difference between the cost and the underlying fair value of the investment in net income. If the cost of the associate or joint venture is greater than the company’s proportionate share of the fair value of the investee’s identifiable assets and liabilities, goodwill relating to the associate or joint venture is included in the carrying amount of the investment.
Subsequent to initial recognition, the carrying value of the company’s interest in an associate or joint venture is adjusted for the company’s share of comprehensive income and distributions of the investee. Profit and losses resulting from transactions with an associate or joint venture are recognized in the consolidated financial statements based on the interests of unrelated investors in the investee. The carrying value of associates or joint ventures is assessed for impairment at each reporting date. Impairment losses on equity accounted investments may be subsequently reversed in net income. Further information on the impairment of long-lived assets is available in Note 2 (k).
(d)Foreign currency translation
The U.S. dollar is the functional and presentation currency of the company. Each of the company’s subsidiaries and equity accounted investments determines its own functional currency and items included in the consolidated financial statements of each subsidiary and equity accounted investment are measured using that functional currency.
Assets and liabilities of foreign operations having a functional currency other than the U.S. dollar are translated at the rate of exchange prevailing at the reporting date and revenues and expenses at average rates during the period. Gains or losses on translation are included as a component of equity.
On disposal of a foreign operation resulting in the loss of control, the component of other comprehensive income due to accumulated foreign currency translation relating to that foreign operation is reclassified to net income. Gains or losses on foreign currency denominated balances and transactions that are designated as hedges of net investments in these operations are reported in the same manner. On partial disposal of a foreign operation in which control is retained, the proportionate share of the component of other comprehensive income or loss relating to that foreign operation is reclassified to non-controlling interests in that foreign operation.
Foreign currency denominated monetary assets and liabilities are translated using the exchange rate prevailing at the reporting date and non-monetary assets and liabilities are measured at their historic cost and translated at the exchange rate on the transaction date. Gains or losses on translation of these items are included in the consolidated statements of operating results.
(e)Business combinations
Business acquisitions, in which control is acquired, are accounted for using the acquisition method in accordance with IFRS 3, Business combinations (“IFRS 3”), other than those between entities under common control.
The consideration of each acquisition is measured at the aggregate of the fair values at the acquisition date of assets transferred by the acquirer, liabilities incurred or assumed, and equity instruments issued by the company in exchange for control of the acquiree. Transaction costs are recognized in the consolidated statements of operating results as incurred and included in other income (expense), net.
Where applicable, the consideration for each acquisition includes any asset or liability resulting from a contingent consideration arrangement, measured at its acquisition-date fair value. Subsequent changes in fair values are adjusted against the cost of the acquisition where they qualify as measurement period adjustments. All other subsequent changes in the fair value of contingent consideration classified as assets or liabilities will be recognized in the consolidated statements of operating results, whereas changes in the fair values of contingent consideration classified within equity are not subsequently remeasured.
Where a business combination is achieved in stages, the company’s previously held interests in the acquired entity are remeasured to fair value at the acquisition date, that is, the date the company attains control. The resulting gain or loss, if any, is recognized in the consolidated statements of operating results or consolidated statements of other comprehensive income (loss). Amounts arising from interests in the acquiree prior to the acquisition date that have previously been recognized in other comprehensive income (loss) shall be recognized on the same basis as would be required if the company had disposed directly of the previously held equity interest.
If the initial accounting for a business combination is incomplete by the end of the reporting period in which the acquisition occurs, the company reports provisional amounts for the items for which the accounting is incomplete. Those provisional amounts are adjusted during the measurement period, or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the amounts recognized as of that date.
The measurement period is the period from the date of acquisition to the date the company obtains complete information about facts and circumstances that existed as of the acquisition date. The measurement period is a maximum of one year subsequent to the acquisition date.
If, after reassessment, the company’s interest in the fair value of the acquiree’s identifiable net assets exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer’s previously held equity interest in the acquiree if any, the excess is recognized immediately in income as a bargain purchase gain.
Contingent liabilities acquired in a business combination are initially measured at fair value at the date of acquisition. At the end of subsequent reporting periods, such contingent liabilities are measured at the higher of the amount that would be recognized in accordance with IAS 37, Provisions, contingent liabilities and contingent assets (“IAS 37”), and the amount initially recognized less cumulative amortization recognized in accordance with IFRS 15, Revenue from contract with customers (“IFRS 15”), if applicable.
(f)Cash and cash equivalents
Cash and cash equivalents include cash on hand, non-restricted deposits, and short-term investments with original maturities of three months or less.
(g)Accounts and other receivable, net
Accounts and other receivable, net include trade receivables, construction retentions and other unbilled receivables, which are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less any allowance for expected credit losses.
(h)Inventory, net
Inventory, net, is valued at the lower of cost and net realizable value. Cost is determined using specific identification where possible and practicable or using the first-in, first-out or weighted average method. Costs include direct and indirect expenditures incurred in bringing the inventory to its existing condition and location. Net realizable value represents the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated costs necessary to make the sale.
(i)Related party transactions
In the normal course of operations, the company enters into various transactions with related parties, which have been measured at their exchange value and are recognized in the consolidated financial statements. Related party transactions are further described in Note 27.
(j)Property, plant and equipment (“PP&E”)
PP&E, which includes right-of-use assets, is measured at cost less accumulated depreciation and accumulated impairment losses, if any. Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of assets includes the cost of materials and direct labor, any other costs directly attributable to bringing the assets to a working condition for their intended use, and the cost of dismantling and removing the items and restoring the site on which they are located.
Depreciation of an asset commences when it is available for use. PP&E is depreciated for each component of the asset classes as follows:

Buildings	Up to 50 years
Right-of-use assets	Up to 30 years but not exceeding the term of the lease
Machinery and equipment	Up to 10 years
Depreciation on PP&E is calculated so as to recognize in the consolidated statements of income the net cost of each asset over its expected useful life to its estimated residual value. Buildings, machinery and equipment are depreciated over their expected useful lives on a straight-line basis. Right-of-use assets are depreciated over the period of the lease or estimated useful life, whichever is shorter, on a straight-line basis. The estimated useful lives, residual values and depreciation methods are reviewed at the end of each annual reporting period, with the effect of any changes recognized on a prospective basis.
(k)Asset impairment
At each reporting date, the company assesses whether for assets, other than those measured at fair value with changes in fair value recorded in net income, there is any indication that such assets are impaired. This assessment includes a review of internal and external factors which includes, but is not limited to, changes in the technological, political, economic or legal environment in which the entity operates, structural changes in the industry, changes in the level of demand, physical damage and obsolescence due to technological progress. An impairment is recognized if the recoverable amount of the asset, determined as the higher of the estimated fair value less costs of disposal or the value in use, is less than its carrying value. The projections of future cash flows take into account the relevant operating plans and management’s best estimate of the most probable set of conditions anticipated to prevail. Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the lesser of the revised estimate of recoverable amount and the carrying amount that would have been recorded had no impairment loss been recognized previously.
(l)Intangible assets
Intangible assets acquired in a business combination are recognized separately from goodwill and are initially recognized at their fair values at the acquisition date. The company’s intangible assets comprise primarily water and sewage concession rights, brands and trademarks, computer software, customer relationships, proprietary technology and product development costs.
Subsequent to initial recognition, intangible assets are reported at cost less any accumulated amortization and any accumulated impairment losses. Finite life intangible assets are amortized on a straight-line basis over the following useful lives:

Water and sewage concession rights	Up to 50 years
Brand and trademarks	Up to 15 years
Computer software	Up to 5 years
Customer relationships	Up to 15 years
Proprietary technology	Up to 5 years
Gains or losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds, if any and the carrying amount of the asset and are recognized in the consolidated statements of operating results in other income (expense), net when the asset is derecognized.
(m)Goodwill
Goodwill represents the excess of the price paid for the acquisition of a business over the fair value of the identifiable assets and liabilities acquired. Goodwill is allocated to the cash-generating unit or units to which it relates. The company identifies cash-generating units as identifiable groups of assets whose cash inflows are largely independent of the cash inflows from other assets or groups of assets.
Goodwill is evaluated for impairment on an annual basis or more often if events or circumstances indicate there may be an impairment. Impairment is determined for goodwill by assessing if the carrying value of a cash-generating unit, including the allocated goodwill, exceeds its recoverable amount determined as the greater of the estimated fair value less costs of disposal or the value in use. Impairment losses recognized in respect of a cash-generating unit are first allocated to the carrying value of goodwill and any excess is allocated to the carrying amount of assets in the cash-generating unit. Any goodwill impairment is charged to impairment expense, net in the consolidated statements of operating results in the period in which the impairment is identified. Impairment losses on goodwill are not subsequently reversed.
On disposal of a subsidiary, the attributable amount of goodwill is included in the determination of the gain or loss on disposal of the operation.
(n)Revenues from contracts with customers
Construction operation
The company’s construction operation provides end-to-end design and development solutions under contracts with its customers. The company recognizes revenues on these contracts over a period of time. The company uses an input method, the cost-to-cost method, to measure progress towards complete satisfaction of the performance obligations under IFRS 15.
As work is performed, a contract asset in the form of contracts in progress is recognized, which is reclassified to accounts receivable when invoiced to the customer. If payment is received in advance of work being completed, a contract liability is recognized. Refer to Note 18 for further information on contracts in progress balances. There is not considered to be a significant financing component in construction contracts as the period between the recognition of revenues under the cost-to-cost method and when payment is received is typically less than one year.
IFRS 15 requires a highly probable criterion be met with regards to recognizing revenue arising from variable consideration resulting from contract modifications and claims. Claims are accounted for as variable considerations only when it is highly probably that revenue will not reverse in the future. Revenue from contract modifications are treated as variable consideration when changes to the contract are approved by the customer but the price is not agreed or is not fixed.
Dealer software and technology services operation
The majority of revenue generated by the company’s dealer software and technology services operation is from contracts with multiple performance obligations. A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. The company is required to develop its best estimate of standalone selling price for each distinct good or service as the basis for allocating the total transaction price. The primary method used to estimate standalone selling price is the adjusted market assessment approach, with some product categories using the expected cost plus a margin approach.
The company’s dealer software and technology services operation primarily generates revenues from the provision of software and technology solutions for automotive retailers and OEMs, which includes:
•Dealer Management Systems (“DMSs”) and layered applications, which may be installed on-site at the customer’s location, or hosted and provided on a software-as-a-service (“SaaS”) basis, including ongoing maintenance and support;
•Interrelated services such as installation, initial training, and data updates.
SaaS and other hosted service arrangements, which allow the customer continuous access to the software over the contract period without taking control of the software, are provided on a subscription basis. Under these arrangements the customer obtains access to the software which resides and is maintained on the managed servers of the dealer software and technology operation of the company. The customer does not obtain the right to take possession of the software therefore these arrangements are determined not to include a software license. The support, maintenance and hosting services are not distinct from the SaaS and other hosted services within the context of the contract and are provided over the same period and have the same pattern of transfer of control, and therefore are combined and recognized as a single performance obligation. Setup activities such as installation, initial training and data updates that must be undertaken to fulfill the contract are considered fulfillment activities that do not transfer service to the customer. In addition to the core DMS software application, the customer may also contract for layered applications, which are each considered a distinct performance obligation.
Revenue for SaaS and other hosted service arrangements are recognized ratably over the duration of the contract. The company’s obligation under these arrangements is to stand ready to perform the underlying services as required by the customer. The customer receives the benefit of the services, and the company’s dealer software and technology operation has the right to payment as the services are performed. A time-elapsed output method is used to measure progress as the company’s dealer software and technology operation transfers control evenly over the duration of the contract.
Healthcare services
Revenues from contracts with customers are recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the company is entitled to in exchange for those goods or services. The company has concluded that it is the principal in its revenue arrangements as it typically controls the goods or services before transferring them to the customers.
The company has two types of performance obligations: hospital services and hospital management services. For hospital services, revenue for each surgical and non-surgical service provided to a patient is recognized over the period from admission of the patient to discharge. For hospital management services, revenue from management fee income is recognized in accordance with the relevant agreement.
Nuclear technology services operation
The company’s interest in its nuclear technology services operation was sold in November 2023, resulting in the deconsolidation of the business. During the period prior to the disposal, revenues from sales of products are recognized at a point in time when the product is shipped and control passes to the customer. Revenues from contracts to provide engineering, design or other services are recognized and reported over time based on an appropriate measure of progress over time. The company uses an input method, the cost-to-cost method, to measure progress towards complete satisfaction of the performance obligations under IFRS 15.
IFRS 15 requires a highly probable criterion be met with regards to recognizing revenues arising from variable consideration and contract modification and claims. For variable consideration, revenues are only to be recognized to the extent that it is highly probable that a significant reversal in the amount of revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The company includes in its contract estimates additional revenue for submitted contract modifications or claims against the customer or others when the company believes that it has an enforceable right to the modification or claim, the amount can be estimated reliably, and its realization is probable. The company includes incentive fees in the estimated transaction price when there is a basis to reasonably estimate the amount of the fee.
Water and wastewater operation
Revenues from the provision of water and wastewater services are recognized over time as the provision of water and wastewater services are delivered. Revenues from the sale of industrial water is recognized when control of the product passes to the customer, which generally coincides with the time of billing.
Revenues from construction are determined and recognized using an input method based on the costs incurred on an accrual basis plus an applicable profit margin.
(o)Contract work in progress
The gross amount due from customers for contract work for all contracts in progress for which costs incurred plus recognized profits (less recognized losses) exceed progress billings, is generally presented as an asset. Progress billings not yet paid by customers and retentions are included in accounts and other receivable, net on the consolidated statements of financial position. The gross amounts due to customers for contract work for all contracts in progress for which progress billings exceed costs incurred plus recognized profits (less recognized losses) is generally presented as a liability in accounts payable and other.
Construction work in progress on construction contracts is stated at cost plus profit recognized to date calculated in accordance with performance obligations satisfied over time, including retentions payable and receivable, less a provision for foreseeable losses and progress payments received to date.
(p)Financial instruments and hedge accounting
Classification and measurement
The table below summarizes the company’s classification and measurement of financial assets and liabilities, under IFRS 9, Financial instruments (“IFRS 9”):

	IFRS 9 measurement category	Consolidated statements of financial position account
Financial assets
Cash and cash equivalents	Amortized cost	Cash and cash equivalents
Accounts receivable	Amortized cost	Accounts and other receivable, net
Restricted cash	Amortized cost	Financial assets
Equity securities	FVTPL / FVOCI	Financial assets
Debt securities	Amortized cost / FVTPL / FVOCI	Financial assets
Derivative assets	FVTPL (1)	Financial assets
Other financial assets	Amortized cost / FVTPL / FVOCI	Financial assets
Financial liabilities
Borrowings	Amortized cost	Non-recourse borrowings in subsidiaries of the company
Accounts payable and other	Amortized cost	Accounts payable and other
Derivative liabilities	FVTPL (1)	Accounts payable and other
Exchangeable and class B shares	Amortized cost	Exchangeable and class B shares
____________________________________
(1)Derivative assets and liabilities are classified and measured at FVTPL except those designated in hedging relationships.
The classification of financial instruments depends on the specific business model for managing the financial instruments and the contractual cash flow characteristics of the financial asset. The company maintains a portfolio of marketable securities comprising equity and debt securities. Marketable securities are recognized at fair value on their trade date. They are subsequently measured at fair value at each reporting date with the change in fair value recorded in either profit or loss (“FVTPL”) or other comprehensive income (“FVOCI”). For investments in debt instruments, subsequent measurement will depend on the business model for which the investments are held and the cash flow characteristics of the debt instruments.
At initial recognition, the company measures a financial asset at its fair value plus, in the case of a financial asset not at FVTPL, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets measured at FVTPL are expensed in other income (expense), net in the consolidated statements of operating results.
Financial assets carried at amortized cost are measured based on their contractual cash flow characteristics and the business model for which they are held. Financial assets classified as amortized cost are recorded initially at fair value, then subsequently measured at amortized cost using the effective interest method, less any impairment.
Derivatives and hedging activities
The company selectively utilizes derivative financial instruments primarily to manage financial risks, including foreign exchange risks, interest rate risks and commodity price risks. Derivatives are recognized initially at fair value at the date a derivative contract is entered into and are subsequently remeasured to their fair value at each reporting date. The resulting gain or loss is recognized in profit or loss immediately unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition in profit or loss depends on the nature of the hedge relationship. Hedge accounting is applied when the derivative is designated as a hedge of a specific exposure and there is assurance that it will continue to be highly effective as a hedge based on an expectation of offsetting cash flows or fair value. Hedge accounting is discontinued prospectively when the derivative no longer qualifies as a hedge or the hedging relationship is terminated. Once discontinued, the cumulative change in fair value of a derivative that was previously recorded in other comprehensive income by the application of hedge accounting is recognized in profit or loss over the remaining term of the original hedging relationship as amounts related to the hedged item are recognized in profit or loss. The assets or liabilities relating to unrealized mark-to-market gains and losses on derivative financial instruments are recorded in financial assets and financial liabilities, respectively.
(i)Items classified as hedges
Net investment hedges
Realized and unrealized gains and losses on foreign exchange contracts and foreign currency debt that are designated as hedges of currency risks relating to a net investment in a subsidiary with a functional currency other than the U.S. dollar are included in equity and are included in net income in the period in which the subsidiary is disposed of or to the extent partially disposed and control is not retained.
Fair value hedges
Derivative financial instruments that are designated as hedges to offset corresponding changes in the fair value of assets and liabilities are measured at fair value with changes in fair value recorded in profit or loss against the fair value changes recorded in profit or loss corresponding to the hedged item.
Cash flow hedges
Unrealized gains and losses on commodity contracts designated as hedges of commodity price fluctuations are included in equity as a cash flow hedge when the commodity price risk relates to inputs to production of inventory. Upon settlement of the commodity contracts designated as cash flow hedges, the realized gains and losses are reclassified from equity into inventory as a basis adjustment. The impact of the commodity contracts designated as cash flow hedges is recognized in profit or loss when the inventory is sold.
Unrealized gains and losses on interest rate contracts designated as hedges of future variable interest payments are included in equity as a cash flow hedge when the interest rate risk relates to an anticipated variable interest payment. The periodic exchanges of payments on interest rate contracts designated as hedges of debt are recorded on an accrual basis as an adjustment to interest expense.
Unrealized gains and losses on forward currency contracts designated as hedges of the company’s exposure to foreign currency risk in forecast transactions and firm commitments are included in equity as a cash flow hedge. The amounts accumulated in equity are accounted for, depending on the nature of the underlying hedged transaction. If the hedged transaction subsequently results in the recognition of a non-financial item, the amount accumulated in equity is removed from the separate component of equity and included in the initial cost or other carrying amount of the hedged asset or liability.
(ii)Items not classified as hedges
Derivative financial instruments that are not designated as hedges are recorded at fair value, and gains and losses arising from changes in fair value are recognized in net income in the period the changes occur. Realized and unrealized gains and losses on derivatives not designated as hedges are recorded in other income (expense), net on the consolidated statements of operating results.
(q)Interest income
Interest from interest-bearing assets and liabilities not measured at FVTPL is recognized as interest income using the effective interest method. The effective interest rate is the rate that discounts expected future cash flows for the expected life of the financial instrument to its carrying value. The calculation takes into account the contractual interest rate, along with any fees or incremental costs that are directly attributable to the instrument and all other premiums or discounts.
(r)Fair value measurement
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the company takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.
Fair value measurement is disaggregated into three hierarchical levels: Level 1, 2 or 3. Fair value hierarchical levels are based on the degree to which the inputs to the fair value measurement are observable. The levels are as follows:

Level 1 –	Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2 –	Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the asset’s or liability’s anticipated life.
Level 3 –	Inputs are unobservable and reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs in determining the estimate.
Further information on fair value measurements is available in Note 5.
(s)Income taxes
Income tax expense represents the sum of the current tax accrued in the period and deferred income tax.
(i)Current income taxes
Current income tax assets and liabilities are measured at the amount expected to be paid to tax authorities, net of recoveries based on the tax rates and laws enacted or substantively enacted at the reporting date.
(ii)Deferred income taxes
Deferred income tax liabilities are provided for using the liability method on temporary differences between the tax bases used in the computation of taxable income and carrying amounts of assets and liabilities in the consolidated financial statements. Deferred income tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that deductions, tax credits and tax losses can be utilized. Such deferred income tax assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition of other assets and liabilities in a transaction that affects neither the taxable income nor the accounting income, other than in a business combination. The carrying amount of deferred income tax assets are reviewed at each reporting date and reduced to the extent it is no longer probable that the income tax asset will be recovered.
Deferred income tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries and equity accounted investments, and interests in joint ventures, except where the company is able to control the reversal of the temporary difference and it is probable that the temporary differences will not reverse in the foreseeable future. Deferred income tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable income against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.
Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred income tax liabilities and assets reflect the tax consequences that would follow from the manner in which the company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
Deferred income tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority within a single taxable entity or the company intends to settle its current tax assets and liabilities on a net basis in the case where there exist different taxable entities in the same taxation authority and when there is a legally enforceable right to set off current tax assets against current tax liabilities.
(t)Provisions
Provisions are recognized when the company has a present obligation either legal or constructive as a result of a past event, it is probable that the company will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. Provisions are recorded within accounts payable and other in the consolidated statements of financial position with a corresponding expense recorded in other income (expense), net in the consolidated statements of operating results.
The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the obligation, its carrying amount is the present value of those cash flows.
When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.
(i)Provisions for defects
Provisions made for defects are based on a standard percentage charge of the aggregate contract value of completed construction projects and represents a provision for potential latent defects that generally manifest over a period of time following practical completion.
Claims against the company are also recorded as part of provisions for defects when it is probable that the company will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.
(ii)Decommissioning liabilities
Certain of the company’s subsidiaries record decommissioning liabilities related to the requirement to remediate the property where operations are conducted.
The company recognizes a decommissioning liability in the period in which it has a present legal or constructive liability and a reasonable estimate of the amount can be made. Liabilities are measured based on current requirements, technology and price levels and the present value is calculated using amounts discounted over the useful economic lives of the assets. Amounts are discounted using a rate that reflects the risks specific to the liability. On a periodic basis, management reviews these estimates and changes, if any, will be applied prospectively. The fair value of the estimated decommissioning liability is recorded as a long-term liability, with a corresponding increase in the carrying amount of the related asset. The liability amount is increased in each reporting period due to the passage of time, and the amount of accretion is charged to other income (expense), net in the period. Periodic revisions to the estimated timing of cash flows, to the original estimated undiscounted cost and to changes in the discount rate can also result in an increase or decrease to the decommissioning liability. Actual costs incurred upon settlement of the obligation are recorded against the decommissioning liability to the extent of the liability recorded.
(iii)Provisions for onerous contracts
Present obligations arising from onerous contracts are recognized as provisions in accounts payable and other, and measured at the present value of the best estimate of the expenditure required to settle the present obligation at the end of the reporting period. An onerous contract is considered to exist where the company has a contract under which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received.
(u)Earnings per share
Earnings per share have not been presented in the consolidated financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33.
(v)Pensions and other post-employment benefits
Certain of the company’s subsidiaries offer post-employment benefits to their employees by way of a defined contribution plan. Payments to defined contribution pension plans are expensed as they fall due.
Certain of the company’s subsidiaries offer defined benefit plans. Defined benefit pension expense, which includes the current year’s service cost and net interest cost, is included within general and administrative expenses within the consolidated statements of operating results. For each defined benefit plan, the company recognizes the present value of its defined benefit obligations less the fair value of the plan assets, as a defined benefit asset or liability reported as other assets or accounts payable and other, respectively, in the consolidated statements of financial position. The company’s obligations under its defined benefit pension plans are determined periodically through the preparation of actuarial valuations.
The cost of pensions and other retirement benefits earned by employees is actuarially determined using the projected unit credit method (also known as the projected benefit method pro-rated on service) and management’s best estimate of salary escalation, retirement ages of employees and their expected future longevity.
For the purposes of calculating the expected return on plan assets, the plan assets are measured at fair value.
The company recognizes actuarial gains and losses in other comprehensive income (loss) in the period in which those gains and losses occur.
(w)Assets held for sale and discontinued operations
Non-current assets and disposal groups are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the non-current asset or disposal group is available for immediate sale in its present condition. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification subject to limited exceptions.
Non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell and are classified as current. Once classified as held for sale, neither of property, plant and equipment and intangible assets are depreciated or amortized.
Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the consolidated statements of operating results.
Additional disclosures of discontinued operations are provided in Note 10. All other notes to the financial statements include amounts for continuing operations, unless indicated otherwise.
(x)Leases
The company accounts for leases under IFRS 16, Leases (“IFRS 16”). When the company is a lessee, the company assesses whether a contract is, or contains, a lease at inception of the contract and recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is a lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets. For these leases, the company recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.
The lease liability is initially measured at the present value of the future lease payments, discounted using the interest rate implicit in the lease, if that rate can be determined, or otherwise the incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise: (i) fixed lease payments, including in-substance fixed payments, less any lease incentives; (ii) variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date; (iii) the amount expected to be payable by the lessee under residual value guarantees; (iv) the exercise price of purchase options, if it is reasonably certain that the option will be exercised; and (v) payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease. The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.
The company remeasures lease liabilities and makes a corresponding adjustment to the related right-of-use asset when: (i) the lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate; (ii) the lease payments have changed due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using the initial discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used); or (iii) a lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.
The right-of-use asset comprises the initial measurement of the corresponding lease liability, lease payments made at or before the commencement date and any initial direct costs. The right-of-use asset is subsequently measured at cost less accumulated depreciation and impairment losses. It is depreciated over the shorter period of the lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the company expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts on the commencement date of the lease. The company applies IAS 36, Impairment of assets, to determine whether a right-of-use asset is impaired and accounts for any identified impairment loss as described in the asset impairment policy in Note 2 (k).
Variable rents that do not depend on an index or rate are not included in the measurement of the lease liability and the right-of-use asset. The related payments are recognized as an expense in the period in which the event or condition that triggers those payments occurs and are recorded in direct operating costs on the consolidated statements of operating results.
When the company is a lessor, a lease is classified as either a finance or operating lease on commencement of the lease contract. If the contract represents a finance lease in which the risk and rewards of ownership have transferred to the lessee, the company recognizes a finance lease receivable at an amount equal to the net investment in the lease discounted using the interest rate implicit in the lease. Subsequently, finance income is recognized at a constant rate on the net investment of the finance lease. Lease payments received from operating leases are recognized into income on a straight-line or other systematic basis.
(y)Government assistance
The company applies IAS 20, Accounting for government grants and disclosure of government assistance (“IAS 20”) to account for government grants and other government assistance received by its subsidiaries. Government grants are recognized when there is reasonable assurance that the assistance will be received and the company will comply with all relevant conditions. The company recognizes government grants in the consolidated statements of operating results on a systematic basis over the periods in which the company recognizes expenses for which the grants were provided.
(z)Critical accounting judgments and key sources of estimation uncertainty
The preparation of the company’s consolidated financial statements requires management to make critical judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses that are not readily apparent from other sources, during the reporting period. These estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
Critical judgments made by management and utilized in the normal course of preparing the company’s annual consolidated financial statements are outlined below.
(i)Business combinations
The company accounts for business combinations using the acquisition method of accounting. The allocation of fair values to assets acquired and liabilities assumed through an acquisition requires numerous estimates that affect the valuation of certain assets and liabilities acquired including discount rates, customer attrition rates and estimates of future operating costs, revenues, commodity prices, capital costs and other factors. The determination of the fair values may remain provisional during the measurement period due to the time required to obtain independent valuations of individual assets and to complete assessments of provisions. When the accounting for a business combination has not been completed as of the reporting date, the company will disclose that fact in the consolidated financial statements, including observations on the estimates and judgments made as of the reporting date.
(ii)Determination of control
The company consolidates an investee when it controls the investee, with control existing if, and only if, the company has power over the investee; exposure or rights to variable returns from its involvement with the investee; and the ability to use that power over the investee to affect the amount of the company’s returns.
In determining if the company has power over an investee, judgments are made when identifying which activities of the investee are relevant in significantly affecting returns of the investee and the extent of existing rights that give the company the current ability to direct the relevant activities of the investee. Judgments are made as to the amount of potential voting rights that provide voting powers, the existence of contractual relationships that provide voting power, and the ability for the company to appoint directors. The company enters into voting agreements which provide it the ability to contractually direct the relevant activities of the investee (formally referred to as “power” within IFRS 10, Consolidated financial statements). In assessing if the company has exposure or rights to variable returns from its involvement with the investee, judgments are made concerning whether returns from an investee are variable and how variable those returns are on the basis of the substance of the arrangement, the magnitude of those returns and the magnitude of those returns relative to others, particularly in circumstances where the company’s voting interest differs from the ownership interest in an investee. In determining if the company has the ability to use its power over the investee to affect the amount of its returns, judgments are made when the company is an investor as to whether the company is a principal or agent and whether another entity with decision making rights is acting as the company’s agent. If it is determined that the company is acting as an agent, as opposed to a principal, the company does not control the investee.
(iii)Common control transactions
IFRS 3 does not include specific measurement guidance for the acquisition of a business from an entity that is under common control. Accordingly, the company has developed an accounting policy to account for such transactions taking into consideration other guidance in the IFRS framework and pronouncements of other standard-setting bodies. The company’s policy is to record assets and liabilities recognized as a result of an acquisition of a business from an entity that is under common control at the carrying values in the transferor’s financial statements.
(iv)Indicators of impairment
Judgment is applied when determining whether indicators of impairment exist when assessing the carrying values of the company’s assets, including the determination of the company’s ability to hold financial assets, the estimation of a cash-generating unit’s future revenues and direct costs, the determination of discount rates, and when an asset’s or cash-generating unit’s carrying value is above its recoverable amount.
(v)Revenue recognition
Judgment is applied where certain of the company’s subsidiaries use the cost-to-cost method to account for their contract revenue. The stage of completion is measured by reference to actual costs incurred to date as a percentage of estimated total costs for each contract. Significant assumptions are required to estimate the total contract costs and the recoverable variation works that affect the stage of completion and the contract revenue, respectively. In making these estimates, management has relied on past experience or the work of experts, where necessary.
Judgment is also applied where certain of the company’s subsidiaries generate revenues from contracts with multiple performance obligations. The company applies judgment in order to identify and determine the number of performance obligations, estimate the total transaction price, determine the allocation of the transaction price to each identified performance obligation, and determine the appropriate method and timing of revenue recognition.
(vi)Financial instruments
Judgments inherent in accounting policies relating to derivative financial instruments relate to applying the criteria to the assessment of the effectiveness of hedging relationships and estimates and assumptions used in determining the fair value of financial instruments, such as: equity or commodity prices; future interest rates; the creditworthiness of the company relative to its counterparties; the credit risk of the company’s counterparties; estimated future cash flows; discount rates and volatility utilized in option valuations.
(vii)Uncertainty of income tax treatments
The company applies IFRIC 23, Uncertainty over income tax treatments. The interpretation requires an entity to assess whether it is probable that a tax authority will accept an uncertain tax treatment used, or proposed to be used, by an entity in its income tax filings and to exercise judgment in determining whether each tax treatment should be considered independently or whether some tax treatments should be considered together. The decision should be based on which approach provides better predictions of the resolution of the uncertainty. An entity is required to make its assessment assuming that the taxation authority with the right to examine any amounts reported to it will examine those amounts and will have full knowledge of all relevant information when doing so.
(viii)Other
Other estimates and assumptions utilized in the preparation of the company’s consolidated financial statements are: depreciation and amortization rates and useful lives; estimation of recoverable amounts of assets and cash-generating units for impairment assessment of long-lived assets and goodwill; and the ability of the company to utilize tax losses and other tax measurements.
Other critical judgments include the determination of the functional currency of the company’s subsidiaries.
(aa)New accounting policies adopted
The company has applied certain new and revised standards issued by the IASB that are effective for the period beginning on or after January 1, 2023.
(i)Amendments to IAS 12 Income taxes (“IAS 12”)
In May 2021, IAS 12 was amended to clarify that the initial recognition exception does not apply to the initial recognition of transactions that give rise to equal taxable and deductible temporary differences. The company adopted this amendment on January 1, 2023 and the adoption did not have a material impact on the company’s consolidated financial statements.
In May 2023, IAS 12 was amended to clarify requirements relating to International Tax Reform - Pillar Two model rules. The amendments (i) introduce a temporary exception to the accounting for deferred taxes arising from the implementation of the Pillar Two model rules published by the Organization for Economic Co-operation and Development (“OECD”) and (ii) require additional disclosures. The amendments became effective immediately upon their issue and retrospectively in accordance with IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors except for some targeted disclosure requirements which become effective for annual reporting periods beginning on or after January 1, 2023. The company operates in countries which have enacted new legislation to implement the global minimum top-up tax. The company has applied a temporary mandatory relief from recognizing and disclosing information related to the top-up tax and will account for it as a current tax when it is incurred. The newly enacted legislation is effective from January 1, 2024 and there is no current tax impact for the year ended December 31, 2023. The global minimum top-up tax is not anticipated to have a significant impact on the financial position of the company.
(ii)Amendments to IAS 1 Presentation of financial statements (“IAS 1”)
The amendments aim to provide accounting policy disclosures that are more useful by replacing the requirement to disclose ‘significant’ accounting policies with a requirement to disclose ‘material’ accounting policies and adding guidance on how to apply the concept of materiality in making decisions about accounting policy disclosures.
The company adopted these amendments on January 1, 2023 and the adoption did not have a material impact on the company’s consolidated financial statements.
(ab)Future changes in accounting policies
(i)Amendments to IAS 1 – Presentation of financial statements (“IAS 1”)
The amendments clarify how to classify debt and other liabilities as current or non-current. The amendments to IAS 1 apply to annual reporting periods beginning on or after January 1, 2024. The company is currently assessing the impact of these amendments.
There are currently no other future changes to IFRS with expected material impacts on the company.